UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2018 (Unaudited)

Description	Shares		Value($)
Common Stocks - 99.0%
Banks - 4.1%
JP Morgan Chase & Co.	502,740		56,729,181
Wells Fargo & Co.	312,985		16,450,492
			73,179,673
Capital Goods - 1.8%
United Technologies	230,940		32,287,721
Commercial & Professional Services - .8%
Verisk Analytics	115,000	[a]	13,863,250
Consumer Durables & Apparel - 3.6%
Hermes International	15,300		10,136,176
LVMH Moet Hennessy Louis Vuitton	76,000		26,877,843
NIKE,Cl.B	316,575		26,820,234
			63,834,253
Consumer Services - 1.6%
McDonald's	165,705		27,720,789
Diversified Financials - 10.4%
American Express	277,325		29,532,339
Berkshire Hathaway	119	[a]	38,080,006
Black Rock	91,005		42,893,387
Intercontinental Exchange	241,320		18,072,455
S&P Global	153,845		30,059,775
State Street	308,380		25,836,076
			184,474,038
Energy - 6.4%
Chevron	346,995		42,430,549
Conoco Phillips	296,485		22,947,939
Exxon Mobil	561,748		47,759,815
			113,138,303
Food, Beverage & Tobacco - 13.3%
Altria Group	687,595		41,468,854
Anheuser-Busch InBev, ADR	178,600	[b]	15,640,002
Coca-Cola	958,175		44,258,103
Constellation Brands, Cl. A	55,650		11,999,253
Nestle, ADR	322,040		26,793,728
PepsiCo	247,875		27,712,425
Philip Morris International	814,750		66,434,715
			234,307,080
Health Care Equipment & Services - 3.4%
Abbott Laboratories	441,075		32,357,262

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 3.4% (continued)
United Health Group	103,300		27,481,932
			59,839,194
Household & Personal Products - 2.7%
Estee Lauder,Cl.A	322,995		46,937,633
Insurance - 2.7%
Chubb	354,860		47,423,490
Materials - 1.9%
Air Products & Chemicals	123,040		20,553,832
Praxair	75,620		12,154,403
			32,708,235
Media - 5.6%
Comcast, Cl.A	1,186,040		41,997,676
Twenty-First Century Fox, Cl. A	736,283		34,111,991
Walt Disney	187,090		21,878,305
			97,987,972
Pharmaceuticals Biotechnology & Life Sciences - 5.8%
AbbVie	380,735		36,009,916
Johnson & Johnson	127,465		17,611,839
Novo Nordisk, ADR	574,305		27,072,738
Roche Holding, ADR	741,475		22,362,886
			103,057,379
Retailing - 1.6%
Amazon.com	14,260	[a]	28,562,780
Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding	144,210	[b]	27,114,364
Infineon Technologies, ADR	231,730		5,264,906
Texas Instruments	507,805		54,482,398
			86,861,668
Software & Services - 19.4%
Alphabet, Cl. C	60,882	[a]	72,660,841
Automatic Data Processing	69,340		10,446,764
Facebook, Cl. A	523,380	[a]	86,075,075
Microsoft	981,665		112,273,026
Visa, Cl.A	408,545	[b]	61,318,519
			342,774,225
Technology Hardware & Equipment - 6.6%
Apple	517,300		116,775,302
Transportation - 2.4%
Canadian Pacific Railway	142,465	[b]	30,194,032
Union Pacific	74,750		12,171,543
			42,365,575
Total Common Stocks (cost $665,003,620)			1,748,098,560

	7-Day
	Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $16,546,506)	2.01	16,546,506 [c]	16,546,506

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $12,063,681)	1.97	12,063,681 [c]	12,063,681
Total Investments (cost $693,613,807)		100.6%	1,776,708,747
Liabilities, Less Cash and Receivables		(.6%)	(11,385,349)
Net Assets		100.0%	1,765,323,398

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $89,544,961 and the value of the collateral held by the fund was $91,600,736, consisting of cash collateral of $12,063,681 and U.S. Government & Agency securities valued at $79,537,055.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level1-	Level2-Other		Level3-Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	1,711,084,541	37,014,019	††	-	1,748,098,560
Registered Investment
Companies	28,610,187	-		-	28,610,187

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2018, accumulated net unrealized appreciation on investments was $1,083,094,940, consisting of $1,088,657,270 gross unrealized appreciation and $5,562,330 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)